THE COMMONWEALTH INTERNATIONAL
                                  SERIES TRUST
                           AUSTRALIA/NEW ZEALAND FUND
                                   JAPAN FUND



                 COMMONWEALTH INTERNATIONAL SERIES TRUST [LOGO]



                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2001

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                 COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)
                                                 COMMONWEALTH JAPAN FUND (CNJFX)

Dear Shareholder:

We are pleased to present this semi-annual report on the Commonwealth International Series Trust's funds for the six months ended April 30, 2001. The Australia/New Zealand Fund's net asset value ("NAV") at April 30, 2001 was US $7.92 per share compared to US $7.18 per share on October 31, 2000. The Japan Fund's net asset value ("NAV") at April 30, 2001 was US $4.56 per share compared to US $5.64 per share on October 31, 2000.

FUNDS' COMPARATIVE PERFORMANCE

The Fund's objectives are to own a diversified portfolio of stocks of companies that provide current income through dividends and have potential for long-term capital appreciation. Our portfolios include securities traded in the local country as well as the use of American Depository Receipts (ADRs) because they can provide an efficient currency exchange and liquidity management for a US dollar fund.

--------------------------------------------------------------------------------
                                          OCT 2000-APR 2001 PERFORMANCE(%)
--------------------------------------------------------------------------------
                                  NET ASSET VALUE   LOCAL MARKET  LOCAL CURRENCY
                                   CHANGE IN US $     BENCHMARK        VS US $
                                                      IN US $
--------------------------------------------------------------------------------
COMMONWEALTH AUSTRALIA/NEW ZEALAND       +10.3         +17.6         (NZ$) +4.2
--------------------------------------------------------------------------------
COMMONWEALTH JAPAN                       -19.1         -12.5         (Yen) -13.2
--------------------------------------------------------------------------------


The most relevant index against which to compare the Japan Fund's performance is the TOPIX[1] that comprises all the stocks currently listed on the first section of the Tokyo Stock Exchange. For the Australia/New Zealand fund, the market index used is the NZ40 capitalization index. This will change as the fund's weighting in Australia increases. In analyzing the funds' performance, the reader should remember an index does not reflect any cash positions, brokerage costs or administrative or management fees incurred by the Fund as well as the currency effects on performance.

ECONOMIC & MARKET OVERVIEW

AUSTRALIA: Concerns over the economic slowdown led the Reserve Bank to cut interest rates three times since the beginning of the year, and more interest rate cuts are expected if the economy remains weak. The Australian dollar lost 1.6% against the US dollar from October 2000 to April 2001. Commodity prices are up since January, which bodes well for exports, production and the currency.

We believe there are significant benefits to be acquired by increasing our exposure to quality Australian stocks that fit our investment style. One reason for international investing is asset performance diversification. The MSCI-Australia index has a correlation of 0.49 (1-year) and 0.41 (4-year) with the US market as of December 31, 2000. This relatively low correlation makes the Australian market a good investment candidate for risk diversification purposes for a US based investor. In terms of valuations, the Australian market is cheaper than the US market based on price-to-earnings, price-to-book and price-to-cash flows ratios. Also the dividend yield is higher in Australia.[2]

NEW ZEALAND: New Zealand's positive trade surplus widened ($153 million) in April as the country sold a lot of meat and dairy produce and imported less machinery, equipment and crude oil, according to a Bloomberg report. Economists are concerned that exports, which make up 30 percent of the nation's production, will be hurt by a slowdown in the U.S., Japan and Australian economies, which together take half of all exports. The New Zealand dollar remains weak relative to its past 3-year average level, which should help exports. The New Zealand stock market is among the best performing markets year-to-date. Strong export and growing tourist arrival have helped the currency upward, while keeping the economy humming. Interest rates have been cut twice already. JP Morgan estimates the New Zealand market to be 15% undervalued despite the good performance.

JAPAN: Japan's economy contracted in the first quarter as business spending and exports slumped, leaving the nation on the brink of recession barely two years after its last one ended. Gross domestic product fell 0.2 percent (seasonally adjusted) in the three months ended March 31 from the previous quarter. The new cabinet leader, Junichiro Koizumi, is seen as a Prime Minister who can use his popularity to reform the economy. A prolonged recession may derail Koizumi's plan to cap government spending and force banks to write off at least 13 trillion yen ($107 billion). These policies helped Koizumi win the election and may convince investors he can pull Japan out of an 11-year economic slump. While an economic recovery is not forecast in the first half of 2001, the market sentiment has significantly improved since the beginning of the year. The Japanese markets look attractive in terms of valuations with a PER of 50.6 versus a historical average of 57.6 (a 12% discount). Earnings are forecast to grow 30% in 2001. The correlation between the US market and the MSCI Japan index is very low at 0.13 for the year 2000 and 0.15 for the last four years.[3]

The exposure of the Japanese portfolio to the technology sector has been significantly reduced in favor of the more defensive issues in the utilities and transportation sectors.

If you have any questions, please feel free to contact us. We thank you for your continued support.

Sincerely,





/s/ ROBERT W. SCHARAR                    /s/ CHEIKH B. MBAYE
---------------------------------------  ---------------------------------------
           Robert W. Scharar                        Cheikh B. Mbaye
    President and Portfolio Manager                  Vice-President
Commonwealth International Series Trust  Commonwealth International Series Trust

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

                              Advised by: FCA Corp
                    5847 San Felipe #850, Houston, TX 77057
                       PH: 713.260.1475 o FX: 713.268.6009
                      For a prospectus call: 888.345.1898

[1]TOPIX is an unmanaged index including all the stocks currently listed in the Tokyo Stock Exchange First Section (over 90% of all equity securities traded in the Tokyo Stock Exchange) weighted by market capitalization. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, TOPIX returns do not reflect deduction of any fees or expenses.

[2]According to Salomon Smith Barney's Global EFT Investors report (April 10,
2001)

[3]According to Salomon Smith Barney's Global EFT Investors report (April 10, 2001)

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            SHARES         VALUE
                                                            ------         -----
COMMON STOCK (101.87%)

AGRICULTURE (12.86%)
Williams & Kettle, Ltd. ............................       333,100     $ 418,830
                                                                       ---------

BANKS (2.12%)
Australia and New Zealand Banking Group, Ltd. ......         1,000        35,750
Bank of Queensland, Ltd. ...........................        10,345        33,287
                                                                       ---------
                                                                          69,037
                                                                       ---------
BEVERAGES (10.29%)
BRL Hardy, Ltd. ....................................         8,510        39,988
Frucor Beverages Group, Ltd. .......................       164,500       151,229
Montana Group NZ, Ltd. .............................        82,000       144,008
                                                                       ---------
                                                                         335,225
                                                                       ---------
CHEMICALS (1.20%)
Nuplex Industries, Ltd. ............................        27,000        38,958
                                                                       ---------
COMMERCIAL SERVICES (17.75%)
Lyttelton Port Company, Ltd. .......................       276,250       202,715
Northland Port Corp., Ltd. .........................       302,300       211,861
South Port New Zealand, Ltd. .......................       336,500       163,693
                                                                       ---------
                                                                         578,269
                                                                       ---------
COMPUTERS (1.09%)
Advantage Group, Ltd.* .............................       100,000        35,454
                                                                       ---------
DIVERSIFIED FINANCIAL SERVICES (1.31%)
Perpetual Trustees Australia, Ltd. .................         2,100        42,796
                                                                       ---------
DIVERSIFIED HOLDING COMPANIES (2.20%)
Hellaby Holdings, Ltd. .............................        91,640        71,780
                                                                       ---------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            SHARES         VALUE
                                                            ------         -----
ENGINEERING & CONSTRUCTION (3.09%)
Auckland International Airport, Ltd. ...............        70,000     $ 100,713
                                                                       ---------
ENVIRONMENTAL CONTROL (8.34%)
Waste Management NZ, Ltd. ..........................       177,154       271,679
                                                                       ---------
EQUITY FUND (2.89%)
iShares MSCI Australia Index Fund ..................        10,000        94,000
                                                                       ---------
FINANCIAL (2.52%)
Westpac Trust Investments ..........................        13,889        82,165
                                                                       ---------
FOOD (0.39%)
AFFCO Holdings, Ltd.* ..............................       100,000        12,780
                                                                       ---------
HEALTHCARE-SERVICES (1.21%)
Ryman Healthcare Group, Ltd. .......................        50,000        39,576
                                                                       ---------
HOME FURNISHINGS (7.91%)
Fisher & Paykel Industries, Ltd. ...................        58,030       208,130
Scott Technology, Ltd. .............................        79,997        49,468
                                                                       ---------
                                                                         257,598
                                                                       ---------
INSURANCE (2.32%)
AMP, Ltd. ..........................................         4,000        40,860
AXA Asia Pacific Holdings, Ltd. ....................        25,000        34,732
                                                                       ---------
                                                                          75,592
                                                                       ---------
INVESTMENT COMPANIES (5.22%)
Infratil, Ltd. .....................................       294,729       166,459
Infratil, Ltd. Warrants* ...........................        55,972         3,461
                                                                       ---------
                                                                         169,920
                                                                       ---------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            SHARES         VALUE
                                                            ------         -----
LEISURE TIME (1.97%)
Sky City, Ltd. .....................................         1,360    $    5,270
Tourism Holdings, Ltd. .............................        97,499        59,085
                                                                      ----------
                                                                          64,355
                                                                       ---------
MEDIA (2.63%)
Independent Newspapers, Ltd. .......................        60,000        85,831
                                                                      ----------
METAL FABRICATION & HARDWARE (0.38%)
Steel & Tube Holdings, Ltd. ........................        20,000        12,532
                                                                      ----------
RETAIL (3.27%)
Arthur Barnett, Ltd. ...............................       210,300        71,958
Fantastic Furniture Holdings, Ltd. .................        56,000        34,465
                                                                      ----------
                                                                         106,423
                                                                      ----------
TELECOMMUNICATIONS (0.58%)
Telecom Corporation of New Zealand, Ltd. ...........         7,000        18,844
                                                                      ----------
TRANSPORTATION (5.07%)
Mainfreight, Ltd. ..................................       241,250       114,374
Toll Holdings, Ltd. ................................         6,000        50,871
                                                                      ----------
                                                                         165,245
                                                                       ---------
UTILITIES (4.08%)
New Zealand Refining Co., Ltd. .....................        13,647        91,760
United Networks, Ltd. ..............................        12,000        41,060
                                                                      ----------
                                                                         132,820
                                                                      ----------
WHOLESALERS-OFFICE SUPPLIES (1.18%)
Corporate Express Australia, Ltd. ..................         8,200        38,531
                                                                      ----------

         TOTAL COMMON STOCK (COST $4,385,972) ......                   3,318,953
                                                                      ----------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           SHARES         VALUE
                                                           ------         -----
BONDS (4.88%)
Evergreen Forests, Ltd., zero coupon, due 03/19/2009 ...   45,000   $    20,778
Infratil, Ltd., 6.90%, due 03/31/2004 ..................   55,972        30,437
Kiwi Income Property Trust, 9.00%, due 09/30/2003 ......  140,000        67,527
State Bank of South Australia, 9.00%, due 07/30/2002 ...   94,000        40,189
                                                                    -----------
         TOTAL BONDS (COST $223,871) ...................                158,931
                                                                    -----------

         TOTAL INVESTMENTS (COST $4,609,843) (106.75%) .              3,477,884
         OTHER ASSETS & LIABILITIES, NET (-6.75%) ......               (220,181)
                                                                    -----------
         NET ASSETS -- (100%) ..........................            $ 3,257,703
                                                                    ===========

*Non-income producing investment

Cost for federal income tax at April 30, 2001 was $4,609,843 and net unrealized depreciation consisted of:

  Gross unrealized appreciation .......................            $   269,346
  Gross unrealized depreciation .......................             (1,401,305)
                                                                   -----------
  Net unrealized depreciation .........................            $(1,131,959)
                                                                   ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            SHARES        VALUE
                                                            ------        -----
COMMON STOCK (84.37%)

AIRLINES (1.40%)
Japan Airlines Co., Ltd. ...........................         1,600     $  12,800
All Nippon Airways Co., Ltd.* ......................        10,000        40,232
                                                                       ---------
                                                                          53,032
                                                                       ---------
AUTO MANUFACTURERS (2.83%)
Honda Motor Co., Ltd.# .............................           600        49,386
Nissan Motor Co., Ltd. .............................         1,700        23,715
Toyota Motor Corp. .................................           500        33,855
                                                                       ---------
                                                                         106,956
                                                                       ---------
AUTO PARTS & EQUIPMENT (3.70%)
Yokohama Rubber Co., Ltd. ..........................        10,000        22,261
Bridgestone Corp. ..................................           550        63,354
Sumitomo Rubber Industries .........................        10,000        54,236
                                                                       ---------
                                                                         139,851
                                                                       ---------
BUILDING MATERIALS (1.83%)
Sanyo Industries, Ltd. .............................        16,000        69,033
                                                                       ---------
CHEMICALS (1.90%)
Showa Denko K K* ...................................        32,000        71,753
                                                                       ---------
DIVERSIFIED FINANCIAL SERVICES (1.68%)
Nomura Securities Co. Ltd. .........................         3,000        63,383
                                                                       ---------

FOOD (5.13%)
Ajinomoto Co., Inc. ................................         1,200       122,394
QP Corp. ...........................................         8,000        71,494
                                                                       ---------
                                                                         193,888
                                                                       ---------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            SHARES        VALUE
                                                            ------        -----
INDICES (2.49%)
Nikkei 225 Index Tokyo Stock Exchange ..............        10,000     $  93,900
                                                                       ---------
INSURANCE (1.16%)
Tokio Marine & Fire Insurance ......................           600        31,350
Nissan Fire & Marine Insurance .....................         3,000        12,579
                                                                       ---------
                                                                          43,929
                                                                       ---------
INTERNET (1.21%)
Softbank Corp. .....................................         1,200        45,655
                                                                       ---------
IRON & STEEL (3.96%)
Nippon Steel Corp. .................................        63,000       116,275
Nakayama Steel Works, Ltd. .........................        23,000        33,326
                                                                       ---------
                                                                         149,601
                                                                       ---------
METAL FABRICATION & HARDWARE (3.55%)
NKK Corp.* .........................................       120,000       134,051
                                                                       ---------
MISCELLANEOUS MANUFACTURING (0.07%)
Ishikawajima-Harima Heavy Industries Co., Ltd. .....         1,000         2,485
                                                                       ---------
PHARMACEUTICALS (18.78%)
Takeda Chemical Industries, Ltd. ...................         4,000       192,982
Banyu Pharmaceutical Co., Ltd. .....................           300       110,495
Eisai Co., Ltd. ....................................         7,400       189,889
Hokuriku Seiyaku ...................................        10,000       216,538
                                                                       ---------
                                                                         709,904
                                                                       ---------
REAL ESTATE (3.35%)
Sumitomo Realty & Development ......................        23,000       126,418
                                                                       ---------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            SHARES         VALUE
                                                            ------         -----
TELECOMMUNICATIONS (2.72%)
NTT Docomo, Inc. ...................................             5    $  102,805
                                                                      ----------
TEXTILES (1.56%)
Nippon Felt Co., Ltd. ..............................         8,000        25,450
Ichikawa Co., Ltd. .................................        14,000        33,545
                                                                      ----------
                                                                          58,995
                                                                      ----------

TRANSPORTATION (11.80%)
Keihin Electric Express Railway ....................         2,000         8,402
Hankyu Corp. .......................................        22,000        74,975
Tobu Railway Co., Ltd. .............................        18,000        55,515
Yamato Transport Co., Ltd. .........................        10,000       213,705
Keio Electric Railway Co., Ltd. ....................        18,000        93,253
                                                                      ----------
                                                                         445,850
                                                                      ----------
UTILITIES (15.25%)
Chugoku Electric Power Co., Inc. ...................         5,000        73,258
Hokkaido Electric Power ............................         6,000        80,625
Shikoku Electric Power Co., Inc. ...................         1,900        28,284
Toho Gas Co., Ltd. .................................        88,000       195,896
Tohoku Electric Power ..............................        10,700       150,104
Tokyo Electric Power Co. ...........................         2,000        47,760
                                                                      ----------
                                                                         575,927
                                                                      ----------

         TOTAL COMMON STOCK (COST $2,967,073) ......                   3,187,416
                                                                      ----------




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                            SHARES        VALUE
                                                            ------        -----
MISCELLANEOUS ASSETS (2.90%)
Japan OTC Equity Fund (Cost $152,819)...................    15,000   $  109,500
                                                                     ----------

REPURCHASE AGREEMENTS (11.55%)
Fifth Third Bank, 4.00%, dated 04/30/01, due 05/01/01,
  repurchase price $436,315 (collateralized by
  FNMA Pool #352245, 6.809%, due 07/01/26, market
  value $445,014) (Cost $436,267).......................   436,267   $  436,267
                                                                     ----------

         TOTAL INVESTMENTS (COST $3,556,159) (98.82%)...              3,733,183
         OTHER ASSETS & LIABILITIES, NET (1.18%)........                 44,689
                                                                     ----------

         NET ASSETS -- (100%)...........................             $3,777,872
                                                                     ==========
* Non-income producing investment
# Call options have been written by the Fund against these positions. (Note 7)

Cost for federal income tax at April 30, 2001 was
$3,556,159 and net unrealized depreciation consisted of:
  Gross unrealized appreciation.........................            $   348,313
  Gross unrealized depreciation.........................               (171,289)
                                                                    -----------
  Net unrealized appreciation...........................            $   177,204
                                                                    ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      COMMONWEALTH
                                                       AUSTRALIA/   COMMONWEALTH
                                                   NEW ZEALAND FUND  JAPAN FUND
                                                   ----------------  -----------

ASSETS:
      Investments, at market (identified cost
        $4,609,843 and $3,556,159 respectively).....    $3,477,884   $3,733,183
      Foreign currency, at value (identified cost
       $149,162 and $7,533, respectively) (Note 3B).       145,366        7,637
      Receivables:
         Dividends and interest.....................        18,592       12,514
         Fund shares sold...........................           807       15,050
      Prepaid expenses..............................        19,274       17,761
                                                        ----------   ----------
           Total assets.............................     3,656,442    3,782,002
                                                        ----------   ----------
LIABILITIES:
      Payables:
         Cash overdraft.............................       353,920           --
         Fund shares redeemed.......................        46,948           --
         Accrued distribution fees..................         1,304        1,392
         Due to advisor.............................         2,048        2,561
         Covered call options written, at value
          (premiums received $0 and $4,135,
          respectively)..............................           --        4,320
                                                        ----------   ----------
           Total liabilities........................       398,739        4,130
                                                        ----------   ----------

NET ASSETS..........................................    $3,257,703   $3,777,872
                                                        ==========   ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SHARE
      (411,348 and 828,770 shares of beneficial
        interest outstanding, respectively).........    $     7.92   $     4.56
                                                        ==========   ==========

SOURCE OF NET ASSETS:
      Paid-in capital...............................     4,699,408    6,119,356
      Accumulated net realized loss on investments..      (343,022)  (2,474,768)
      Undistributed net investment gain (loss)......        37,151      (43,609)
      Net unrealized appreciation (depreciation)
        on investments and foreign currency.........    (1,135,834)     176,893
                                                        ----------    ---------
                                                        $3,257,703   $3,777,872
                                                        ==========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      COMMONWEALTH
                                                       AUSTRALIA/   COMMONWEALTH
                                                   NEW ZEALAND FUND  JAPAN FUND
                                                   ----------------  -----------

INVESTMENT INCOME:

      Interest......................................      $ 12,340   $    8,957
      Dividends (net of foreign taxes withheld of
        $20,075 and $3,616, respectively)...........       100,179       31,082
                                                          --------   ----------
          Total investment income...................       112,519       40,039
                                                          --------   ----------

EXPENSES: (Note 2)

      Investment advisory fees......................        12,815        4,871
      Administration fees...........................        33,885       30,015
      Custodian fees................................         3,539        3,003
      Distribution fees.............................         4,272        4,957
      Trustee expense...............................            --            2
      Audit fees....................................         5,403        3,279
      Legal fees....................................         5,953        5,316
      Registration fees.............................         6,176        9,602
      Reports to shareholders.......................         2,059        4,959
      Miscellaneous expense.........................         1,266        7,644
                                                          --------   ----------
          Total expenses............................        75,368       83,648
                                                          --------   ----------
            Net investment income (loss)............        37,151      (43,609)
                                                          ---------   ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

    Net realized gain (loss) on:
          Investments...............................      (242,151)    (304,992)
          Option contracts written..................            --       (1,120)
          Foreign currency transactions.............       (27,467)       5,702
    Net unrealized appreciation (depreciation)
      during the year on investments and
      foreign currency..............................       531,221     (393,081)
                                                          --------   ----------
                                                           261,603     (693,491)
                                                          --------   ----------
        Net increase (decrease) in net assets
          resulting from operations.................      $298,754   $ (737,100)
                                                          ========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       COMMONWEALTH AUSTRALIA/
                                                           NEW ZEALAND FUND
                                                    ----------------------------
                                                    FOR THE PERIOD  FOR THE YEAR
                                                         ENDED         ENDED
                                                    APRIL 30, 2001  OCTOBER 31,
                                                      (UNAUDITED)       2000
                                                    --------------  ------------


OPERATIONS:
      Net investment income.........................    $   37,151  $    14,931
      Net realized gain (loss) on:
          Investments...............................      (242,151)     171,009
          Foreign currency transactions.............       (27,467)     (41,018)
      Net unrealized appreciation (depreciation)
        during the year on investments and
        foreign currency............................       531,221     (933,335)
                                                        ----------   ----------
      Net increase (decrease) in net assets
        resulting from operations...................       298,754     (788,413)
                                                        ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.........................            --      (28,321)

CAPITAL SHARE TRANSACTIONS:
      Decrease in net assets from Fund share
        transactions................................      (526,205)     (47,512)
                                                        ----------   ----------
      Decrease in net assets........................      (227,451)    (864,246)

NET ASSETS:
      Beginning of year.............................     3,485,154    4,349,400
                                                        ----------   ----------
      End of year (including undistributed net
        investment income of $37,151 and 0
        respectively)...............................    $3,257,703   $3,485,154
                                                        ==========   ==========

                                                       COMMONWEALTH JAPAN FUND
                                                     ---------------------------
                                                    FOR THE PERIOD  FOR THE YEAR
                                                         ENDED         ENDED
                                                    APRIL 30, 2001  OCTOBER 31,
                                                      (UNAUDITED)       2000
                                                     -------------  ------------

OPERATIONS:
      Net investment loss...........................    $  (43,609) $  (159,309)
      Net realized gain (loss) on:
          Investments...............................      (306,112)     201,354
          Foreign currency transactions.............         5,702       (2,669)
      Net unrealized appreciation (depreciation)
        during the year on investments and foreign
        currency....................................      (393,081)    (936,291)
                                                        ----------   ----------
      Net increase in net assets resulting from
        operations..................................      (737,100)    (896,915)
                                                        ----------   ----------

CAPITAL SHARE TRANSACTIONS:
      Increase in net assets from Fund share
        transactions................................    (1,767,417)   1,874,617
                                                        ----------   ----------
      Increase (decrease) in net assets.............    (2,504,517)     977,702

NET ASSETS:
      Beginning of year.............................     6,282,389    5,304,687
                                                        ----------   ----------
      End of year...................................    $3,777,872   $6,282,389
                                                        ==========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year indicated.

                                                                  COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                                                              -------------------------------------------------
                                                FOR SIX MONTHS
                                                     ENDED
                                                APRIL 30, 2001              YEARS ENDED OCTOBER 31,
                                                  (UNAUDITED)   ------------------------------------------------
                                                                 2000       1999      1998      1997      1996
NET ASSET VALUE, BEGINNING OF PERIOD ...............  $ 7.19    $ 9.27    $  7.73    $11.25     $12.73   $11.12
                                                      ------    ------    -------    ------     ------   ------
INVESTMENT OPERATIONS:
  Net investment income ............................    0.09      0.03       0.13      0.14       0.24     0.19
  Net realized and unrealized gain (loss)
    on investments .................................    0.64     (2.05)      1.44     (3.46)     (1.55)    1.93
                                                      ------    ------    -------    ------     ------   ------
      Total from investment operations..............    0.73     (2.02)      1.57     (3.32)     (1.31)    2.12
                                                      ------    ------    -------    ------     ------   ------
DISTRIBUTIONS FROM:
  Net investment income ............................      --     (0.06)     (0.03)    (0.20)     (0.17)   (0.29)
  Net realized gain on investments .................      --        --         --        --         --    (0.22)
                                                      ------    ------    -------    ------     ------   ------
                                                          --     (0.06)     (0.03)    (0.20)     (0.17)   (0.51)
                                                      ------    ------    -------    ------     ------   ------
NET ASSET VALUE, END OF PERIOD......................  $ 7.92    $ 7.19    $  9.27    $ 7.73     $11.25   $12.73
                                                      ======    ======    =======    ======     ======   ======

TOTAL RETURN........................................   10.15%   (21.98)%    20.38%   (29.88)%   (10.46)%  20.03%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............  $3,258    $3,485    $ 4,349    $4,494     $6,844   $8,258
  Ratio of expenses to average net assets
    before reimbursements and waivers of expenses...    4.41%     4.75%      4.14%     4.37%      2.89%    3.63%
    after reimbursements and waivers of expenses....    4.41%     4.75%      4.14%     4.37%      2.50%    2.72%
  Ratio of net investment income
    before reimbursements and waivers of expenses...    2.17%     0.39%      1.42%     1.51%      1.26%    1.41%
    after reimbursements and waivers of expenses....    2.17%     0.39%      1.42%     1.51%      1.65%    2.32%
  Portfolio turnover rate...........................      14%       15%         8%       25%        24%      38%


                                            SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           COMMONWEALTH JAPAN FUND
                                                FOR SIX MONTHS  ------------------------------------------------
                                                     ENDED
                                                APRIL 30, 2001              YEARS ENDED OCTOBER 31,
                                                  (UNAUDITED)   ------------------------------------------------
                                                                 2000       1999      1998      1997      1996
NET ASSET VALUE, BEGINNING OF PERIOD................  $ 5.64    $ 6.88    $ 4.55     $ 5.21     $ 6.76   $ 6.76
                                                      ------    ------    ------     ------     ------   ------
INVESTMENT OPERATIONS:
  Net investment income (loss)......................   (0.05)    (0.14)    (0.21)     (0.07)     (0.28)   (0.19)
  Net realized and unrealized gain (loss)
    on investments..................................   (1.03)    (1.10)     2.54      (0.59)     (1.27)    0.25
                                                      ------    ------    ------     ------     ------   ------
      Total from investment operations..............   (1.08)    (1.24)     2.33      (0.66)     (1.55)    0.06
                                                      ------    ------    ------     ------     ------   ------

DISTRIBUTIONS FROM:
  Net investment income.............................      --        --        --         --         --    (0.06)

NET ASSET VALUE, END OF PERIOD......................  $ 4.56    $ 5.64    $ 6.88     $ 4.55     $ 5.21   $ 6.76
                                                      ======    ======    ======     ======     ======   ======

TOTAL RETURN........................................  (19.15)%  (18.02)%   51.21%    (12.67)%   (22.93)%   0.75%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..............  $3,778    $6,282    $5,305     $2,604     $1,902   $2,975
  Ratio of expenses to average net assets
    before reimbursements and waivers of expenses...    4.22%     3.84%     4.61%      6.32%      5.46%    3.90%
    after reimbursements and waivers of expenses....    4.22%     3.84%     4.61%      2.50%      4.55%    3.30%
  Ratio of net investment income
    before reimbursements and waivers of expenses...   (2.20)%   (3.08)%   (3.94)%    (5.67)%    (4.78)%  (3.19)%
    after reimbursements and waivers of expenses....   (2.20)%   (3.08)%   (3.94)%    (1.87)%    (3.87)%  (2.59)%
  Portfolio turnover rate...........................      27%       14%       17%        35%        73%      47%

                                            SEE NOTES TO FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Commonwealth International Series Trust (the "Trust"), which changed its name from Capstone International Series Trust effective October 10, 2000, is registered under the Investment Company Act of 1940 (the "Act"), as a diversified open-end management investment company. The Trust currently consists of two diversified series: the Australia/New Zealand Fund, and the Japan Fund (each a "Fund" and collectively the "Funds").

NOTE 2 - INVESTMENT OBJECTIVES

     The Australia/New Zealand Fund's investment objective is to seek long-term capital appreciation and current income by investing in equity securities, debt securities, and securities convertible into common stock of New Zealand issuers.

     The Japan Fund's investment objective is to seek long-term capital appreciation and income using a research oriented approach.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

A) VALUATION OF SECURITIES - Portfolio securities which are traded on securities exchanges are valued at the last sales price on that exchange prior to the relevant closing or, if there is no recent last sales price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are valued using market quotations or pricing services. In the absence of any applicable price, securities will be valued at a fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

B) CURRENCY TRANSLATION - For purposes of determining the Funds' net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate at 14:00 GMT on each U.S. business day, as established by the Board of Trustees. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

C) ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

D) FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since it is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains, to relieve it from all, or substantially all, such taxes.

     At October 31, 2000, the Australia/New Zealand Fund had a capital loss carryforward of $73,404 which expires in 2006. Under the United States-New Zealand tax treaty, New Zealand imposes a withholding tax on dividends (15%) and interest (10%) received by the Fund. There is currently no New Zealand tax on capital gains.

     At October 31, 2000, the Japan Fund had capital loss carryovers of $2,174,358 of which $1,494,646 expires in 2001, $434,729 expires in 2005 and
$244,983 expires in 2006. Under the United States-Japan tax treaty, Japan imposes a withholding tax of 15% on the dividends received by the Fund. There is currently no Japanese tax on capital gains.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and capital loss carryovers.

F) OPTION ACCOUNTING PRINCIPLES - When the Funds sell an option, an amount equal to the premium received by the Funds is recorded as a liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price and options not traded that day are valued at the prevailing quoted bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Funds realize a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss.

G) FORWARD CURRENCY CONTRACTS - Forward currency transaction are undertaken to hedge against possible variations in the foreign exchange rates between the United States Dollar and foreign currency. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

H) USE OF ESTIMATES - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

NOTE 4 - INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain FCA Corp, ("FCA") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average net assets at the annual rate of .75%.

     First Commonwealth Holding Corp. serves as Administrator to the Funds. Under the Administration Agreement, the Administrator is paid a fee based on the average daily net assets at the annual rate of .25% for the Australia/New Zealand Fund and .20% for the Japan Fund.

     The Trust on behalf of its series has contracted with Declaration Services Company, Inc. to perform specified administrative services for the Funds.

     Declaration Service Company serves as the transfer agent of the Funds and received fees of $10,000 during the period ended April 30, 2001.

     Declaration Distributors, Inc. an affiliate of the Transfer Agent serves as Distributor of the Fund's shares.

     The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse the Distributor for costs and expenses incurred with the distribution and marketing of shares of the Funds and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays the Distributor an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, the Distributor may reallocate to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. For the six months ended April 30, 2001, the Australia/New Zealand Fund and the Japan Fund paid $4,272, and $4,957 in 12b-1 fees, respectively.

     Certain officers and directors of the Fund who are also officers and directors of the Adviser, the Administrator, or Distributor, received no compensation from the Fund. During the period ended April 30, 2001, directors of the Funds who are not "interested persons" received directors' fees of $6,000.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTE 5 - CAPITAL STOCK

     At April 30, 2001 there were 411,348 and 828,770 shares outstanding, respectively. Transactions in capital stock were as follows:

                                                          COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

                                                          FOR SIX MONTHS
                                                              ENDED
                                                             04/30/01                     YEAR ENDED
                                                            (UNAUDITED)                    10/31/00

                                                      SHARES        DOLLARS          SHARES        DOLLARS
Shares sold .................................        855,132    $  6,918,116       1,478,298    $ 12,366,414
Shares issued to shareholders in reinvestment
    of distributions ........................             --              --           2,026          20,460
                                                    --------    ------------     -----------    ------------
                                                     855,132       6,918,116       1,480,324      12,386,874

Shares redeemed .............................       (928,355)     (7,444,321)     (1,464,735)    (12,434,386)
                                                    --------    ------------     -----------    ------------

Net increase (decrease) .....................        (73,223)   $   (526,205)         15,589    $    (47,512)
                                                    ========    ============     ===========    ============


                                                                    COMMONWEALTH JAPAN FUND

                                                         FOR SIX MONTHS
                                                             ENDED
                                                            04/30/01                      YEAR ENDED
                                                          (UNAUDITED)                      10/31/00

                                                      SHARES       DOLLARS           SHARES         DOLLARS

Shares sold..................................       3,662,717   $ 18,241,856       2,645,177    $ 16,708,846
Shares redeemed..............................      (3,947,349)   (20,009,273)     (2,303,022)    (14,834,229)
                                                   ----------   ------------      ----------    ------------
Net increase (decrease)......................        (284,632)  $ (1,767,417)        342,155    $   1,874,61
                                                   ==========   ============      ==========    ============

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period from November 1, 2000 to April 30, 2001 were as follows:

                                                SALES           PURCHASES

Australia/New Zealand Fund................  $  831,573         $  468,744
Japan Fund.................................   1,026,448          1,371,983


NOTE 7 - OPTIONS WRITTEN BY THE JAPAN FUND

     A call option gives the holder the right to buy the underlying stock from the writer (the Fund) at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

     The following table sets forth the outstanding call options written by the Fund as of April 30, 2001.

                                                 PREMIUM    MARKET   UNREALIZED
     CALL OPTIONS ON                             RECEIVED   VALUE   DEPRECIATION

600 shs Honda Motor Ltd. ADR@ 85
  exp October 20, 2001.....................       $4,135    $4,320      $185
                                                  ======    ======      ====



     The aggregate market value at April 30, 2001 of securities subject to call options is $49,386 or approximately 1% of net assets. Written option activity for the period ended April 30, 2001 was as follows:

                                             NUMBER OF            AMOUNT OF
                                              OPTIONS              PREMIUM

Options outstanding at October 31, 2000....      6                  $3,085
Options written............................      6                   4,135
Options expired............................     --                      --
Options covered............................     (6)                 (3,085)
                                                --                  ------
Options outstanding at April 30, 2001......      6                  $4,135
                                                ==                  ======

                           COMMONWEALTH INTERNATIONAL
                                  SERIES TRUST

                           5847 San Felipe, Suite 850
                              Houston, Texas 77057
                                 1-888-345-1898

                               INVESTMENT ADVISOR

                                   FCA Corp.
                           5847 San Felipe, Suite 850
                               Houston, TX 77057
                                 1-713-781-2856
                                www.fcacorp.com

                         ADMINISTRATOR & TRANSFER AGENT

                          Declaration Service Company
                                  P.O. Box 844
                             Conshohocken, PA 19428

                                  DISTRIBUTOR

                            Declaration Distributors
                                  P.O. Box 844
                             Conshohocken, PA 19428

                                 CUSTODIAN BANK

                                Fifth Third Bank
                               Fifth Third Center
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263

                              INDEPENDENT AUDITORS

                        Briggs, Bunting & Dougherty, LLP
                          Two Logan Square, Suite 2121
                          Philadelphia, PA 19103-4901